Concentration on Revenues and Cost of Goods Sold - Schedule of Major Customers of Accounts Receivable, Net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	$ 8,416,794	$ 6,336,378
Company A [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	1,886,872	1,631,916
Company B [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	1,783,577	2,018,589
Company C [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	1,151,649	861,405
Company D [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	963,121	546,310
Company E [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	935,568
Company F [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	885,019	292,779
Company G [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	$ 810,988	$ 985,379
Customer Concentration Risk [Member] | Major Customers [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	39.05%	40.11%
Customer Concentration Risk [Member] | Major Customers [Member] | Company A [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	8.76%	10.33%
Customer Concentration Risk [Member] | Major Customers [Member] | Company B [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	8.28%	12.78%
Customer Concentration Risk [Member] | Major Customers [Member] | Company C [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	5.34%	5.45%
Customer Concentration Risk [Member] | Major Customers [Member] | Company D [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	4.47%	3.46%
Customer Concentration Risk [Member] | Major Customers [Member] | Company E [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	4.34%
Customer Concentration Risk [Member] | Major Customers [Member] | Company F [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	4.11%	1.85%
Customer Concentration Risk [Member] | Major Customers [Member] | Company G [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	3.75%	6.24%